Dreyfus

THE DREYFUS CORPORATION

March 31, 2010

VIA CORRESPONDENCE FILING

Mr. Michael Kosoff
(202) 551-6754
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Dreyfus Variable Investment Fund (the "Fund")
File Nos:
1933 Act File No. 33-13690
1940 Act File No. 811-5125
CIK: 813383

Dear Mr. Kosoff:

As you requested by telephone on March 30, 2010 with respect to Post-Effective Amendment No. 46 to the above-referenced Fund's Registration Statement filed on Form N-1A on February 12, 2010 pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund acknowledges that:

(i) The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

(ii) Staff comments or changes in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

(iii) The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you need further information pertaining to this matter, I may be reached at (212) 922-6795.

Sincerely,

Michael A. Rosenberg

Michael A. Rosenberg,
Vice President and Secretary
Dreyfus Variable Investment Fund

BNY MELLON
ASSET MANAGEMENT

200 Park Avenue, New York, NY 10166
T 212 922 6000